EMPLOYEE BENEFIT PLANS - Schedule of ESOP shares (Details) - shares	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Retirement Benefits [Abstract]
Allocated shares (in shares)	3,977,753	4,234,713
Unallocated shares (in shares)	0	17,852	196,000
Employee stock ownership plan (ESOP) (in shares)	3,977,753	4,252,565